(Loss) Earnings Per Share - Schedule of Computation Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net (loss) income attributable to the Company		$ (6,951,698)	$ (1,673,735)	$ 145,723
Basic and diluted weighted average number of ordinary shares outstanding	[1]	7,395,120	6,048,568	6,000,000
Basic and diluted net (loss) income per ordinary share		$ (0.94)	$ (0.28)	$ 0.02

[1]	The shares are presented on a retroactive basis to reflect the nominal share issuance and the reverse stock split